Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The differences are as follows:

	2024	2023
Expected income tax expense (recovery) at Canadian statutory rate	$46,953	$(17,305)
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(17,676)	(35,776)
Investment in Atlantica	(8,207)	16,997
Non-controlling interests share of income	19,757	10,016
Change in valuation allowance	154,601	(388)
Adjustment relating to prior periods	2,794	(1,412)
Amortization and settlement of excess deferred income tax	(14,540)	(12,785)
Deferred income taxes on regulated income recorded as regulatory assets	(2,380)	(878)
Other	5,495	4,476
Income tax expense (recovery)	$186,797	$(37,055)

Schedule of Income (Loss) Before Taxes
For the years ended December 31, 2024 and 2023, earnings (loss) before income taxes consist of the following:

	2024	2023
Canada (1)	$50,279	$(169,624)
U.S.	77,397	70,442
Other regions	49,504	37,067
	$177,180	$(62,115)
(1) Inclusive of fair value gain (loss) on investments carried at fair value (note 8)

Schedule of Income Tax Expenses (Recovery) Attributable to Earnings (Loss)
Income tax expense (recovery) attributable to earnings (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2024
Canada	$4,238	$134,193	$138,431
United States	1,166	33,110	34,276
Other regions	12,795	1,295	14,090
	$18,199	$168,598	$186,797
Year ended December 31, 2023
Canada	$4,352	$(66,693)	$(62,341)
United States	784	17,747	18,531
Other regions	728	6,027	6,755
	$5,864	$(42,919)	$(37,055)

Schedule of Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the consolidated financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2024 and 2023 are presented below:

	2024	2023
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$781,761	$714,476
Outside basis in renewable energy assets	140,203	—
Pension and OPEB	515	7,327
Environmental obligation	9,161	8,821
Regulatory liabilities	164,402	180,371
Other	57,680	51,333
Total deferred income tax assets	$1,153,722	$962,328
Less: valuation allowance	(281,894)	(5,562)
Total deferred tax assets	$871,828	$956,766
Deferred tax liabilities:
Property, plant and equipment	$866,529	$810,025
Pension and OPEB	9,148	—
Outside basis differentials	165,010	191,990
Regulatory accounts	329,343	317,829
Other	67,753	51,610
Total deferred tax liabilities	$1,437,783	$1,371,454
Net deferred tax liabilities	$(565,955)	$(414,688)
Consolidated balance sheets classification:
Deferred tax assets	$11,218	$151,576
Deferred tax liabilities	(577,173)	(566,264)
Net deferred tax liabilities	$(565,955)	$(414,688)

Summary of Valuation Allowance
The following table illustrates the annual movement in the deferred tax valuation allowance:

	2024	2023
Beginning balance	$5,562	$5,876
Charged to income tax expense (recovery)	154,601	(388)
Changed to additional paid-in capital	5,390	—
Valuation Allowance Charged to discontinued operations	(5,143)	—
Charged (reduction) to OCI	(17,759)	22
Tax impact on outside basis difference in renewable assets	140,202	—
Reductions to other accounts	(959)	52
Ending balance	$281,894	$5,562

Schedule of Non Capital Losses Carry Forwards
As of December 31, 2024, the Company had non-capital losses carried forward and tax credits available to reduce future years' taxable income, which expire as follows:

Non-capital loss carryforward and credits	2025—2029	2030+	Total
Canada	$323	$671,622	$671,945
US	—	1,420,259	1,420,259
Total non-capital loss carryforward	$323	$2,091,881	$2,092,204
Tax credits	$2,349	$213,498	$215,847